Accumulated Losses and Reserves - Summary of Accumulated Losses and Reserves (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 01, 2019	Nov. 25, 2018
Disclosure Of Reserves Within Equity [Line Items]
Net loss for the period	$ (45,344,496)	$ (11,123,199)	$ (14,951,948)
Total reserves	25,262,224	9,495,094		$ 9,177,410
Exchange on translation	14,300,000
Movements in Accumulated Losses
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(78,779,486)	(67,656,287)	(52,704,339)
Net loss for the period	(45,344,496)	(11,123,199)	(14,951,948)
Ending balance	(124,123,982)	(78,779,486)	(67,656,287)
Reserves
Disclosure Of Reserves Within Equity [Line Items]
Fair value of Investments reserve	1,085,411	551,409	517,700
Share-based payments reserve	4,087,650	3,116,080	2,401,769
Foreign translation reserve	20,089,163	5,827,605	6,257,941
Total reserves	25,262,224	9,495,094	9,177,410
Movement in Fair Value of Investments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	551,409	517,700	353,604
Fair value on gains on investments in financial assets	469,767	41,098	181,687
Exchange on translation	64,235	(7,389)	(17,591)
Closing balance	1,085,411	551,409	517,700
Movement in Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	3,116,080	2,401,769	1,816,817
Share-based payments reserve	3,897,638	732,688	685,409
Exercise of options	(3,271,542)	(284,828)
Exchange on translation	345,474	266,451	(100,457)
Closing balance	4,087,650	3,116,080	2,401,769
FX Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	5,827,605	6,257,941	7,530,571
(Gains)/loss on translation	14,261,558	(430,336)	(1,272,630)
Closing balance	20,089,163	5,827,605	6,257,941
Movement in Option Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance	0	0	1,473,302
Transfer to contributed equity			(1,473,302)		$ 1,473,302
Closing balance	$ 0	$ 0	$ 0